Share capital	12 Months Ended
Dec. 31, 2025
Share capital
Share capital

10.Share capital

a)	Authorized share capital

The authorized share capital consists of an unlimited number of common shares. The common shares do not have a par value. All issued shares are fully paid.

b)	Common shares issued

	Number of
	common
	shares	Amount
Balance, December 31, 2023	65,352,279	$148,519,136
Issuance of common shares (i)	9,703,125	21,355,588
Share issuance costs (i)	—	(2,651,229)
Restricted share units exercised (note 11)	2,378,588	3,436,775
Stock options exercised (note 11)	175,000	177,510
Fair value of stock options exercised (note 11)	—	99,263
Performance share units exercised (note 11)	5,000,000	8,398,378
Balance, December 31, 2024	82,608,992	$179,335,421
Issuance of units (ii)	11,425,000	16,037,974
Share issuance costs (ii)	—	(477,028)
Fair value of warrants (ii)	—	(3,089,610)
Restricted share units exercised (note 11)	425,119	651,211
Stock options exercised (note 11)	25,000	34,260
Fair value of stock options exercised (note 11)	—	22,033
Performance share units exercised (note 11)	5,772,898	9,352,188
Balance, December 31, 2025	100,257,009	$201,866,449

(i)In October 2024, the Corporation closed a public offering of 9,703,125 common shares at a price of US$1.60 per common share for gross proceeds of US$15,525,000 ($21,355,588). The underwriters were paid cash fees of US$931,500 ($1,281,335).

(ii)In October 2025, the Corporation completed a unit financing by issuing 11,425,000 common share units at US$1.00 per unit for gross proceeds of US$11,425,000 ($16,037,974). Each unit consisted of one common share and one-half of one common share purchase warrant. Each whole warrant is exercisable into one common share at the price of US$1.35 per share for a period of 2 years from closing. Share issuance costs of $477,028 were incurred.

The fair value of $3,089,610 was assigned to the 5,712,500 warrants issued as part of the units as estimated by using a fair market value technique incorporating the Black-Scholes option pricing model (see note 9) on the statement of financial position and are re-valued at each reporting date.